9 FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value hierarchy for financial assets and liabilities measured on a recurring basis

Basis of Fair Value Measurements
	Balance	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Balance at December 31, 2015:
Financial assets:
Money market investment	$—	$—	$—	$—

Total financial assets	$—	$—	$—	$—